REVENUE - Revenue by End Markets (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disaggregation of Revenue [Line Items]
Net revenue	$ 6,833	$ 6,848	$ 6,319
Pharmaceutical and Biopharmaceutical Market
Disaggregation of Revenue [Line Items]
Net revenue	2,433	2,515	2,224
Chemical and Advanced Materials Market
Disaggregation of Revenue [Line Items]
Net revenue	1,543	1,521	1,328
Diagnostics and Clinical Market
Disaggregation of Revenue [Line Items]
Net revenue	966	963	938
Food Market
Disaggregation of Revenue [Line Items]
Net revenue	628	617	601
Academia and Government Market
Disaggregation of Revenue [Line Items]
Net revenue	601	576	576
Environmental and Forensics Market
Disaggregation of Revenue [Line Items]
Net revenue	$ 662	$ 656	$ 652